RESTRUCTURING RESERVE (Narrative) (Details) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2009	Jun. 30, 2009	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RESTRUCTURING RESERVE [Abstract]
Restructuring charges		$ 548,090	$ (62,000)	$ (62,000)		$ 50,000
Future lease commitments		246,920				50,000
Severance costs		301,170
Amounts due under operating leases	710,000			53,133
Estimated monthly sublease income	10,000
Discount	3.50%
Lease expiration date	Apr. 30, 2013
Restructuring reserve in excess of required amount				$ 62,000